S000006698 [Member] Expense Example, No Redemption - Loomis Sayles Global Allocation Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	$ 2,038